Precious metals delivery and purchase agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Precious metals delivery and purchase agreement (Details)
Net metals contract liability, beginning of year	$ 30,989	$ 40,905
Advance increase (net of financing expense)	13,989	0
Delivery of metals produced	(1,720)	(3,278)
Delivery of metals purchased	(9,899)	(7,436)
Revaluation of metals contract liability	3,478	798
Net metals contract liability, end of year	36,837	30,989
Current portion	12,512	11,324
Non-current portion	24,325	19,665
Total	$ 36,837	$ 30,989